Financial Instruments - Financing Facilities (Detail) - TWD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Unsecured loans [Member]
Disclosure of detailed information about financial instruments [Line Items]
Unsecured bank loan facility, amount used	$ 133	$ 90
Bank loan facility, amount unused	46,328	45,749
Unsecured bank loan facility	46,461	45,839
Secured loans [Member]
Disclosure of detailed information about financial instruments [Line Items]
Secured loans	1,600	1,600
Bank loan facility, amount unused	1,340	1,910
Secured bank loan facility	$ 2,940	$ 3,510